Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses [Line Items]
Accrued expenses	$ 103,719	$ 121,338
Accrued Variable Consideration
Accrued Expenses [Line Items]
Accrued expenses	24,549	19,649
Accrued Personnel Expenses
Accrued Expenses [Line Items]
Accrued expenses	24,284	30,646
Accrued Production Expenses
Accrued Expenses [Line Items]
Accrued expenses	12,701	26,140
Accrued Logistic Expenses
Accrued Expenses [Line Items]
Accrued expenses	10,762	9,318
Accrued Marketing and Sales Expenses
Accrued Expenses [Line Items]
Accrued expenses	9,218	10,050
Other Accrued Expenses
Accrued Expenses [Line Items]
Accrued expenses	$ 22,205	$ 25,535